Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening balance	$ 253,393	$ 175,860
Current period acquisitions	68,512	83,656
Prior period acquisitions	534
Foreign exchange movement	(3,342)	(6,123)
Closing balance	$ 319,097	$ 253,393